Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance Comparison
As discussed in the Compensation Discussion & Analysis above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of the Company’s financial, operational, and strategic objectives, and to align our executive p ay with
key metrics that we have identified as a result of discussions with our shareholders in the course of our ongoing investor relations program. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2022, 2
021 and
2020.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($Mn)	Basic EPS
					Company Total Shareholder Return	Peer Group Total Shareholder Return (5)
2022	$4,882,383	$9,764,850	$2,038,048	$4,101,128	$173.78	$141.01	$105.35	$2.05
2021	$5,052,401	$9,612,920	$2,129,323	$4,100,152	$145.10	$163.92	$70.89	$1.35
2020	$3,788,636	$2,915,886	$1,605,899	$1,220,149	$98.70	$117.75	$78.30	$1.44

(1)
The dollar amounts reported are the amounts of total compensation reported for our CEO in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. Mr. Grisko served as CEO for each of the years presented.

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO during the applicable year, but also include the adjustments set out in the
Compensation Actually Paid to the PEO Table below.

(3)
For 2022, 2021, 2020 reflects compensation information for our NEOs, other than our CEO, as described in the CD&A and portions of this proxy statement. Messrs. Spurio, Kouzelos and Grove served as non-CEO
NEOs for each of the years presented.

(4)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our NEOs other than our CEO during the applicable year, but also include the adjustments set out in the
Compensation Actually Paid to the
Non-PEO
NEOs Table below.

(5)
Reflects cumulative total shareholder return on investment of $100 as of the beginning of each measurement period of the Company Peer Group (constituent companies defined on p. 32), as described in the CD&A of the proxy statement for each applicable year.

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (“SCT”):

Compensation Actually Paid to the PEO Table	2022	2021	2020
Total Compensation for CEO as reported SCT for the covered year	$4,882,383	$5,052,401	$3,788,636
Deduct pension values reported in SCT for the covered year	$0	$0	$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$2,163,081	$2,238,269	$1,868,678
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0	$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$2,658,456	$3,182,881	$1,931,088
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0
Add dividends paid on unvested shares/share units and stock options	$0	$0	$0
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$4,503,936	$2,623,284	($76,019)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	($116,844)	$992,623	($859,140)
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	$0
Compensation Actually Paid to CEO	$9,764,850	$9,612,920	$2,915,886

To calculate the amounts in the “Average Compensation Actually Paid to
Non-CEO
NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO
named executive officers for each applicable year, as reported in the SCT for that year:

Compensation Actually Paid to the Non-PEO NEOs Table	2022	2021	2020
Total Compensation for Other NEOs as reported SCT for the covered year	$2,038,048	$2,129,323	$1,605,899
Deduct pension values reported in SCT for the covered year	$0	$0	$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$913,432	$945,152	$789,083
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0	$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,122,620	$1,344,033	$815,437
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0
Add dividends paid on unvested shares/share units and stock options	$0	$0	$0
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$1,901,872	$1,127,484	($33,856)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	($47,979)	$444,464	($378,248)
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	$0
Compensation Actually Paid to Other NEOs	$4,101,128	$4,100,152	$1,220,149

Company Selected Measure Name	EPS
Named Executive Officers, Footnote [Text Block]	For 2022, 2021, 2020 reflects compensation information for our NEOs, other than our CEO, as described in the CD&A and portions of this proxy statement. Messrs. Spurio, Kouzelos and Grove served as non-CEO
	NEOs for each of the years presented.
Peer Group Issuers, Footnote [Text Block]	Reflects cumulative total shareholder return on investment of $100 as of the beginning of each measurement period of the Company Peer Group (constituent companies defined on p. 32), as described in the CD&A of the proxy statement for each applicable year.
PEO Total Compensation Amount	$ 4,882,383	$ 5,052,401	$ 3,788,636
PEO Actually Paid Compensation Amount	$ 9,764,850	9,612,920	2,915,886
Adjustment To PEO Compensation, Footnote [Text Block]
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (“SCT”):

Compensation Actually Paid to the PEO Table	2022	2021	2020
Total Compensation for CEO as reported SCT for the covered year	$4,882,383	$5,052,401	$3,788,636
Deduct pension values reported in SCT for the covered year	$0	$0	$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$2,163,081	$2,238,269	$1,868,678
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0	$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$2,658,456	$3,182,881	$1,931,088
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0
Add dividends paid on unvested shares/share units and stock options	$0	$0	$0
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$4,503,936	$2,623,284	($76,019)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	($116,844)	$992,623	($859,140)
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	$0
Compensation Actually Paid to CEO	$9,764,850	$9,612,920	$2,915,886

Non-PEO NEO Average Total Compensation Amount	$ 2,038,048	2,129,323	1,605,899
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,101,128	4,100,152	1,220,149
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate the amounts in the “Average Compensation Actually Paid to
Non-CEO
NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO
named executive officers for each applicable year, as reported in the SCT for that year:

Compensation Actually Paid to the Non-PEO NEOs Table	2022	2021	2020
Total Compensation for Other NEOs as reported SCT for the covered year	$2,038,048	$2,129,323	$1,605,899
Deduct pension values reported in SCT for the covered year	$0	$0	$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$913,432	$945,152	$789,083
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0	$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,122,620	$1,344,033	$815,437
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0
Add dividends paid on unvested shares/share units and stock options	$0	$0	$0
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$1,901,872	$1,127,484	($33,856)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	($47,979)	$444,464	($378,248)
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	$0
Compensation Actually Paid to Other NEOs	$4,101,128	$4,100,152	$1,220,149

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures

Pre-Tax Earnings	Organic Growth in Revenue	Earnings Per Share	Adjusted Earnings Per Share	Total Growth in Revenue

Total Shareholder Return Amount	$ 173.78	145.1	98.7
Peer Group Total Shareholder Return Amount	141.01	163.92	117.75
Net Income (Loss)	$ 105,350,000	$ 70,890,000	$ 78,300,000
Company Selected Measure Amount	2.05	1.35	1.44
PEO Name	Mr. Grisko
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Organic Growth in Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Growth in Revenue
PEO [Member] | Pension Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,163,081	2,238,269	1,868,678
PEO [Member] | Change In Pension Value Attributable To Plan Amendments Made [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Values of All Equity Awards Granted Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,658,456	3,182,881	1,931,088
PEO [Member] | Fair Value as of The Vesting Date of Any Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Paid on Unvested Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Equity Awards Granted, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,503,936	2,623,284	(76,019)
PEO [Member] | Change in Fair Value of Equity Awards Granted Vesting Condition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(116,844)	992,623	(859,140)
PEO [Member] | Fair Value of Any Equity Awards were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	913,432	945,152	789,083
Non-PEO NEO [Member] | Change In Pension Value Attributable To Plan Amendments Made [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Values of All Equity Awards Granted Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,122,620	1,344,033	815,437
Non-PEO NEO [Member] | Fair Value as of The Vesting Date of Any Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Paid on Unvested Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,901,872	1,127,484	(33,856)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted Vesting Condition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(47,979)	444,464	(378,248)
Non-PEO NEO [Member] | Fair Value of Any Equity Awards were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0